LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

COLLECTION PERIOD:    NOVEMBER 1-30, 2006   PAYMENT DATE:    DEC 15 2006
DETERMINATION DATE:   DEC 11 2006           REPORT BRANCH:   2061
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                                                                                                                        OVERCOLLAT-
INITIAL DEAL                                   TOTAL        CLASS A-1       CLASS A-2      CLASS A-3       CLASS A-4    ERALIZATION
-----------------------------------------------------------------------------------------------------------------------------------

Class Percentages                                 100.00%         18.15%          32.44%         20.00%          29.41%     0.00%
Initial Pool Balance                      381,692,856.42  69,277,253.44  123,838,126.75  76,338,571.28  112,238,904.95      0.00
Prefunding                                 68,307,143.58  12,397,746.56   22,161,873.25  13,661,428.72   20,086,095.05      0.00
Total Balance                             450,000,000.00  81,675,000.00  146,000,000.00  90,000,000.00  132,325,000.00      0.00
Note Balance Total                        450,000,000.00  81,675,000.00  146,000,000.00  90,000,000.00  132,325,000.00
Number of Contracts                               19,753
Class Pass Through Rates                                          5.150%          5.364%         5.418%          5.500%
Servicing Fee Rate                               1.75000%
Indenture Trustee Fee                            0.00300%
Custodian Fee                                    0.02000%
Backup Servicer Fee                              0.02000%
Insurance Premium Fee                            0.17500%
Class C Certificate Rate                         5.00000%
Initial Weighted Average APR                     11.8408%
Initial Weighted Average Monthly
   Dealer Participation Fee Rate                   0.000%
Initial Weighted Average Adjusted APR
   (net of Monthly Dealer
   Participation) of Remaining Portfolio         11.8408%
Initial Weighted Average Remaining Term            65.79
Initial Weighted Average Original Term             68.71

CURRENT MONTH CERTIFICATE
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                                                                                                                        OVERCOLLAT-
               BALANCES                        TOTAL       CLASS A-1     CLASS A-2      CLASS A-3       CLASS A-4       ERALIZATION
-----------------------------------------------------------------------------------------------------------------------------------

BOP:
Prior Month Pool Balance                  366,587,565.23        0.00  144,262,565.23  90,000,000.00  132,325,000.00         0.00
Prefunding Pool Balance                             0.00        0.00            0.00           0.00            0.00         0.00
Total Pool Balance                        366,587,565.23        0.00  144,262,565.23  90,000,000.00  132,325,000.00         0.00
Total Note Balance                        358,866,689.61        0.00  136,541,689.61  90,000,000.00  132,325,000.00

EOP:
Number of Current Month Closed Contracts             500
Number of Reopened Loans                            0.00
Number of Contracts - EOP                         19,566
Pool Balance  -  EOP                      353,997,235.14          --  131,672,235.14  90,000,000.00  132,325,000.00         0.00
Prefunding Pool Balance                             0.00        0.00            0.00           0.00            0.00         0.00
Total Pool Balance  -  EOP                353,997,235.14          --  131,672,235.14  90,000,000.00  132,325,000.00         0.00
Total Note Balance - EOP                  345,459,799.52          --  123,134,799.52  90,000,000.00  132,325,000.00
Class Collateral Pool Factors                 0.76768844  0.00000000      0.84338904     1.00000000      1.00000000
Weighted Average APR of Remaining
   Portfolio                                    11.86496%
Weighted Average Monthly Dealer
   Participation Fee Rate                        0.00000%
Weighted Average Adjusted APR (net of
   Monthly Dealer Participation) of
   Remaining Portfolio                          11.86496%
Weighted Average Remaining Term                    60.12
Weighted Average Original Term                     68.86

                                                                     Page 1 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A
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TOTAL DISTRIBUTION AMOUNT                                                                                            CONTRACTS
------------------------------------------------------------------------------------------------------------------------------

Monthly Payments:                      Principal                                                  5,182,174.00
                                       Interest                                                   3,463,105.02
Early Payoffs:                         Principal Collected                                        6,382,201.92
                                       Early Payoff Excess Servicing Compensation                         5.04
                                       Early Payoff Principal Net of Rule of 78s Adj.             6,382,196.88          446
                                       Interest                                                      73,499.60
Liquidated Receivable:                 Principal Collected                                            2,745.12
                                       Liquidated Receivable Excess Servicing Compensation                0.00
                                       Liquidated Receivable Principal Net of Rule of 78s Adj.        2,745.12           54
                                       Interest                                                         254.88
Purchase Amount:                       Principal                                                          0.00            0
                                       Interest                                                           0.00
                                          Total Principal                                        11,567,116.00
                                          Total Interest                                          3,536,859.50
                                          Total Principal and Interest                           15,103,975.50
Recoveries                                                                                          500,682.28
Excess Servicing Compensation                                                                             5.04
Late Fees & Miscellaneous Fees                                                                       68,041.94
Collection Account Customer Cash                                                                 15,672,704.76
ADDITIONAL COLLECTION ACCOUNT CASH:
Collection Account Investment Income                                                                 55,622.85
Prefunding Account Investment Income                                                                  8,978.08
Mandatory Special Redemption                                                                              0.00
Available Funds                                                                                  15,737,305.69

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                                                                                                  DISTRIBUTION   SHORTFALL / DRAW
DISTRIBUTION                                                                                         AMOUNT      DEFICIENCY CLAIM
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                 15,737,305.69
Monthly Dealer Participation Fee                                                          0.00   15,737,305.69          0.00
Prior Unpaid Dealer Participation Fee                                                     0.00   15,737,305.69
Servicing Fees:                        Current Month Servicing Fee                  534,606.87
                                       Prior Period Unpaid Servicing Fee                  0.00
                                       Late Fees & Miscellaneous Fees                68,041.94
                                       Excess Servicing Compensation                      5.04
                                          Total Servicing Fees:                     602,653.85   15,134,651.84          0.00
Indenture Trustee Fee                                                                   897.17   15,133,754.67          0.00
Custodian Fee                                                                         6,109.79   15,127,644.88          0.00
Backup Servicer Fee                                                                   6,109.79   15,121,535.09          0.00
Prior Unpaid Indenture Trustee Fee                                                        0.00   15,121,535.09          0.00
Prior Unpaid Custodian Fee                                                                0.00   15,121,535.09          0.00
Prior Unpaid Backup Servicer Fee                                                          0.00   15,121,535.09          0.00

                                                                     Page 2 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A
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                                                                                                 DISTRIBUTION    SHORTFALL / DRAW
DISTRIBUTION CONTINUED                                                                               AMOUNT      DEFICIENCY CLAIM
---------------------------------------------------------------------------------------------------------------------------------

Class A-1 Note Interest:               Current Month                                      0.00   15,121,535.09          0.00
                                       Prior Carryover Shortfall                          0.00   15,121,535.09
Class A-2 Note Interest:               Current Month                                610,341.35   14,511,193.74          0.00
                                       Prior Carryover Shortfall                          0.00   14,511,193.74
Class A-3 Note Interest:               Current Month                                406,350.00   14,104,843.74          0.00
                                       Prior Carryover Shortfall                          0.00   14,104,843.74
Class A-4 Note Interest:               Current Month                                606,489.58   13,498,354.16          0.00
                                       Prior Carryover Shortfall                          0.00   13,498,354.16
Principal Payment Amount:              Current Month                              4,869,454.47    8,628,899.69          0.00
                                       Prior Carryover Shortfall                          0.00    8,628,899.69
Certificate Insurer:                   Reimbursement Obligations                          0.00    8,628,899.69          0.00
                                       Premium                                       50,379.55    8,578,520.14          0.00
Class C Interest Payment Amount
                                       Current Month                                 65,625.00    8,512,895.14          0.00
                                       Prior Carryover Shortfall                          0.00    8,512,895.14          0.00
Supplemental Enhancement Account          Reimbursement                                   0.00    8,512,895.14          0.00
Expenses:                              Trust Collateral Agent                             0.00    8,512,895.14          0.00
                                       Indenture Trustee                                  0.00    8,512,895.14          0.00
                                       Backup Servicer                                    0.00    8,512,895.14          0.00
                                       Custodian                                          0.00    8,512,895.14          0.00
Distribution to (from) the Spread
   Account                                                                                        8,512,895.14          0.00
Distribution (from) the Supplemental
   Enhancement Account                                                                    0.00            0.00

------------------------------------------------------------------------------------------------------------------------
LIQUIDATED RECEIVABLES
------------------------------------------------------------------------------------------------------------------------
                                                                                               Cumulative Cram Down Loss
                                                                                                 Balance        Units

Liquidated Receivables and Cram Down Loss:
   BOP Liquidated Receivable Principal Balance   1,025,959.21   BOP Cram Down loss Balance         0.00          0.00
   Current Month Cram Down Loss                          0.00   Current Month Cram Down Loss       0.00          0.00
   Liquidation Principal Proceeds                    2,745.12
   Principal Loss                                1,023,214.09
   Prior Month Cumulative Principal Loss LTD     2,875,826.43
   Cumulative Principal Loss LTD                 3,899,040.52   Cumulative Cram Down Loss          0.00          0.00

-----------------------------------------------------------------------
STATISTICAL INFORMATION
-----------------------------------------------------------------------
                                                        % OF TOTAL POOL
DELINQUENCY STATUS:   # OF CONTRACTS       AMOUNT           BALANCE

   Current                    15,207   272,845,676.08            77.08%
   1-29 Days                   3,939    74,452,275.84            21.03%
   30-59 Days                    251     4,016,978.37             1.13%
   60-89 Days                     79     1,204,400.70             0.34%
   90-119 Days                    60     1,022,360.54             0.29%
   120 Days or More               30       455,543.61             0.13%
      Total                   19,566   353,997,235.14           100.00%

                                                                     Page 3 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

--------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
--------------------------------------------------------------------------------
TRIGGER ANALYSIS:
(SEE PAGE 6 OF 6 FOR TRIGGER AND EVENT OF DEFAULT THRESHOLDS)

                                                       Trigger    Trigger   Event of Default   Event of
                                      Current Month   Threshold    Event        Threshold       Default
                                      -------------   ---------   -------   ----------------   --------

Average Delinquency Ratio                1.37863%        4.25%       NO           6.25%           NO
Cumulative Default Rate                     1.23%        3.73%       NO           4.31%           NO
Cumulative Loss Rate                        0.51%        1.96%       NO           2.37%           NO
-------------------------------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
-------------------------------------------------------------------------------------------------------
REPOSSESSION STATISTICS:

                                  CERTIFICATE                            RECOVERY
                                   INVENTORY                             INVENTORY
                                      # OF                                 # OF
                                   CONTRACTS     AMOUNT *                CONTRACTS    AMOUNT *

Prior Month Inventory                   28      592,552.69                   15      299,014.65
Repurchased                              3       82,980.14                    0            0.00
Adjusted Prior Month Inventory          25      509,572.55                   15      299,014.65
Current Month Repos                     24      575,770.53                   39      463,634.00
Repos Actually Liquidated               25      509,572.55                    0            0.00
Repos Liquidated at 60+ or 150+          0            0.00                   43      594,167.86
Dealer Payoff                            0            0.00                    0            0.00
Redeemed / Cured                         0            0.00                    1       18,067.85
Purchased Repos                          0            0.00                    0            0.00
Current Month Inventory                 24      575,770.53                   10      150,412.94

*    The Prior Month Inventory reported this month may differ due to Payment or NSF activity.

LIQUIDATED RECEIVABLE AND CRAM DOWN LOSS STATISTICS:

                                      # OF CONTRACTS      AMOUNT

Current Month Balance                       54         1,025,959.21
Cumulative Balance                         218         3,901,086.67
Current Month Proceeds                                     3,000.00
Cumulative Proceeds                                       (1,523.03)
Current Month Recoveries                                 500,682.28
Cumulative Recoveries                                  1,600,532.99

                                        RECEIVABLES LIQUIDATED AT 150 OR
                                        MORE DAYS DELINQUENT, 60 OR MORE
                                      DAYS PAST THE DATE AVAILABLE FOR SALE       CUMULATIVE RECEIVABLES
                                                 AND BY ELECTION:             LIQUIDATED AT 150+ AND 60+:

                                          Balance              Units              Balance         Units

Prior Month                                35,290.97               2             5,086.64           2
Current Trust Liquidation Balance               0.00               0                 0.00           0
Current Monthly Principal Payments          3,364.58
Cram Down Loss                                  0.00
Reopened Loan Due to NSF                   (1,843.27)              1
Current Repurchases                             0.00
Current Recovery Sale Proceeds                  0.00
Deficiency Balance of Sold Vehicles             0.00               0
EOP                                        36,812.28               3             5,086.64           2

                                                                     Page 4 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A
--------------------------------------------------------------------------------
STATISTICAL INFORMATION CONTINUED
--------------------------------------------------------------------------------

             SPREAD ACCOUNT RECONCILIATION
--------------------------------------------------------------
                                                                                 REQUISITE AMOUNT: 5,625,000.01

Initial Deposit                                                   4,771,160.71
BOP Balance                                                       5,625,000.01
Subsequent Transfer Required Deposit                                      0.00
Remaining Distribution Amount                                     8,512,895.14
Investment Income                                                    24,540.48
Current Month Draw                                                        0.00
EOP Balance Prior to Distribution                                14,162,435.63

Spread Account Release Amount                                     8,537,435.62

EOP Balance                                                       5,625,000.01

Class A Principal Payment Amount                                  8,537,435.62
Class C Supplemental Interest and Carryover Shortfall                     0.00
Class R Certificateholder Distribution                                    0.00

   CLASS C SUPPLEMENTAL ENHANCEMENT ACCOUNT

Total Deposit                                                    15,750,000.00
BOP Balance                                                      15,750,000.00
Supplemental Enhancement Account Deposit                                  0.00
Current Month Draw                                                        0.00
Supplemental Enhancement Account Investment Earnings                 66,966.64
Supplemental Enhancement Account Investment Earnings Amount to
   Class C Certificateholder                                        (66,966.64)
Class C Supplemental Enhancement Amount Before Release           15,750,000.00

Supplemental Enhancement Account Release Amount                           0.00

EOP Balance                                                      15,750,000.00

OVERCOLLATERALIZATION AMOUNT                                      8,537,435.62

CURRENT MONTH TOTAL ENHANCEMENT AMOUNT                           29,912,435.63   8.45%

REQUIRED TOTAL ENHANCEMENT AMOUNT                                31,859,751.16   9.00%

PREFUNDING ACCOUNT RECONCILIATION

   Initial Deposit                                               68,307,143.58
   BOP Balance                                                            0.00
   Subsequent Transfer                                                    0.00
   Investment Income Earned                                           8,978.08
   Investment Income Deposited to Note Account                       (8,978.08)
   Mandatory Special Redemption                                           0.00

   Remaining Prefunding Balance                                                  0.00
   Undistributed Investment Income                                               0.00
   EOP Balance Before Release to Servicer                                        0.00
   Prefunding Account Balance Released to Servicer                        0.00
   EOP Balance                                                            0.00

                                                                     Page 5 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

TRIGGER EVENT AND EVENT OF DEFAULT THRESHOLDS:

---------------------------------------------------  ----------------------------------------------
CUMULATIVE LOSS:                                     CUMULATIVE GROSS DEFAULT:
---------------------------------------------------  ----------------------------------------------
UP TO MONTH        TRIGGER EVENT   EVENT OF DEFAULT  UP TO MONTH   TRIGGER EVENT   EVENT OF DEFAULT
----------------   -------------   ----------------  -----------   -------------   ----------------

        3              0.79%             1.02%             3            1.57%            1.85%
        6              1.57%             1.87%             6            3.13%            3.39%
        9              1.96%             2.37%             9            3.73%            4.31%
       12              3.13%             3.39%            12            5.88%            6.15%
       15              3.56%             3.85%            15            6.77%            7.00%
       18              4.28%             4.61%            18            8.56%            8.39%
       21              4.66%             5.39%            21            8.98%            9.80%
       24              5.17%             5.85%            24            9.40%           10.63%
       27              5.50%             6.31%            27           10.00%           11.48%
       30              6.00%             6.76%            30           10.91%           12.30%
       33              6.34%             7.24%            33           11.52%           13.15%
       36              6.67%             7.54%            36           12.12%           13.71%
       39              6.83%             7.69%            39           12.43%           13.98%
       42              7.00%             8.00%            42           12.72%           14.54%
       45              7.00%             8.00%            45           12.72%           14.54%
       48              7.00%             8.00%            48           12.72%           14.54%
       51              7.00%             8.00%            51           12.72%           14.54%
       54              7.00%             8.00%            54           12.72%           14.54%
       57              7.00%             8.00%            57           12.72%           14.54%
       60              7.00%             8.00%            60           12.72%           14.54%
       63              7.00%             8.00%            63           12.72%           14.54%
       66              7.00%             8.00%            66           12.72%           14.54%
       69              7.00%             8.00%            69           12.72%           14.54%
       72              7.00%             8.00%            72           12.72%           14.54%
---------------------------------------------------  ----------------------------------------------

---------------------------------------------------
AVERAGE DELINQUENCY RATIO:
---------------------------------------------------
UP TO MONTH        TRIGGER EVENT   EVENT OF DEFAULT
----------------   -------------   ----------------
     12                4.25%             6.25%
     24                5.25%             7.25%
     72                6.25%             8.25%
---------------------------------------------------

                                                                     Page 6 of 7

LONG BEACH ACCEPTANCE AUTO RECEIVABLES TRUST 2006-A

Long Beach Acceptance Corp., as Servicer, certifies that all computations presented reflect accurate information as of November 30, 2006 and were performed in conformity with the Sale and Servicing Agreement dated May 1, 2006.

/s/ Maureen E. Morley
-------------------------------------
Maureen E. Morley
Vice President and Controller

                                                                     Page 7 of 7